Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Other Receivable

During the three months ended March 31, 2024, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of March 31, 2026 and December 31, 2025.

Shared Services Agreement

Effective February 2, 2024, the Company entered into a shared services agreement (the “SSA”) with G3, under which G3 agreed to provide certain services, including employees, office space and use of equipment, and the Company agreed to pay for such services on a monthly basis. The SSA is subject to typical conditions and may be terminated by either party upon written notice. The management and board continues to monitor the SSA and all other related party transactions to uphold transparency and protect shareholder interests. Expenses incurred related to the SSA services were $30,000 and $62,588 respectively for the three months ended March 31, 2026 and 2025. Expenses incurred related to the SSA employees were $52,816 and $196,790, respectively for the three months ended March 31, 2026 and 2025.

There were $292,795 and $209,979 outstanding as of March 31, 2026 and December 31, 2025, respectively.

Due to Related Party

At the time of the merger close, the Company had an outstanding payable related to the monthly administrative services support fees due to Mach FM Corp, an affiliate of Mach FM Acquisitions LLC, the sponsor of Nubia. This fee covered office space, utilities, and secretarial and administrative support provided by Mach FM to support Nubia’s operating activities. The outstanding balance payable to Mach FM amounted to $88,979 as of the Closing Date.

During the three months ended March 31, 2026, Madison Bond advanced $75,000 to the Company to fund legal fees incurred. The amount is recorded as a liability in Due to Related Party on the Company’s condensed consolidated balance sheet as of March 31, 2026. On May 11, 2026, the Company formalized the obligation through a promissory note with Madison Bond. The note bears no interest, matures on November 11, 2026, and requires a balloon payment for the entire principal at maturity. As of the date of these financial statements, the outstanding principal balance under the note was $75,000.

On May 7, 2026, the Company executed a Promissory Note with Madison Bond in the amount of $75,000 in cash for working capital purposes. The note bears interest at 16% per annum and matures on August 7, 2026. As of the date of these financial statements, the outstanding principal balance under the note was $75,000.

As of March 31, 2026 and December 31, 2025, amounts outstanding to Madison Bond was $75,000 and $0, respectively. Amounts outstanding to Mach FM Corp was $87,873 as of both dates.

Contingent Consideration

At Closing, the G3 Tax Lien has not been settled by G3 and as of March 31, 2026, the 4,000 Holdback Shares have not been issued. The contingent consideration represents a potential obligation that would become released only upon G3 settling its G3 Tax Lien. See Note 4 for further discussion regarding Holdback Shares related to the G3 Tax Lien.

As of the Closing Date, the Company recorded a fair value of $906,000 for the 4,000 Holdback Shares, which was accounted for as an equity transaction.

NOTE 5 — RELATED PARTIES

Capital Contributions from Global Graphene Group (“G3”)

G3, a significant shareholder of the Company, infused capital resources into the business to cover operating expenses incurred prior to the close of the merger. The capital contributions from G3 included allocations for payroll, rent and facility costs, and professional services. The total capital contributions from G3 amounted to $0 and $487,273 for the year ended December 31, 2025 and 2024, respectively.

Other Receivable

During the three months ended March 31, 2024, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of December 31, 2025 and 2024, respectively.

Shared Services Agreement

Effective February 2, 2024, the Company entered into a shared services agreement (the “SSA”) with G3, under which G3 agreed to provide certain services, including employees, office space and use of equipment, and the Company agreed to pay for such services on a monthly basis. The SSA is subject to typical conditions and may be terminated by either party upon written notice. The management and board continues to monitor the SSA and all other related party transactions to uphold transparency and protect shareholder interests. Expenses incurred related to the SSA services were $265,126 and $170,105 respectively for the years ended December 31, 2025 and 2024. Expenses incurred related to the SSA employees were $394,213 and $576,309, respectively for the years ended December 31, 2025 and 2024. There were $209,979 and $10,000 in amounts outstanding as of December 31, 2025 and 2024, respectively.

Due to Related Party

During the merger closing process, G3 incurred certain transaction expenses that were due to be reimbursed by the Company after the Closing Date, as per the Business Combination Agreement. These expenses included legal, advisory and audit fees directly associated with facilitating the merger. The total amount due to G3 was $879,985 as of the Closing Date. During the year ended December 31, 2024, the Company repaid the $879,985 due to G3.

Additionally, at the time of the merger close, the Company had an outstanding payable related to the monthly administrative services support fees due to Mach FM Corp, an affiliate of Mach FM Acquisitions LLC, the sponsor of Nubia. This fee covered office space, utilities, and secretarial and administrative support provided by Mach FM to support Nubia’s operating activities. The outstanding balance payable to Mach FM amounted to $88,979 as of the Closing Date.

As of December 31, 2025 and 2024, amounts outstanding to G3 were $0, and amounts outstanding to Mach FM Corp were $87,873.

Contingent Consideration

At Closing, the G3 Tax Lien has not been settled by G3 and as of December 31, 2025, the 4,000 Holdback Shares have not been issued. The contingent consideration represents a potential obligation that would become released only upon G3 settling its G3 Tax Lien. See Note 4 further discussion regarding Holdback Shares related to the G3 Tax Lien.

As of the Closing Date, the Company recorded a fair value of $906,000 for the 4,000 Holdback Shares, which was accounted for as an equity transaction.